Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	66,079,295
Proposed Maximum Offering Price per Unit	11.35
Maximum Aggregate Offering Price	$ 749,999,998.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	1a. Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3ASR (Registration No. 333-282809) (the "Registration Statement") being paid herewith. 1b. Includes 7,929,515 shares of common stock that the underwriter has an option to purchase.